UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4427

Waddell & Reed Advisors Municipal High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Municipal High Income Fund
December 31, 2006
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 1.74%
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
7.0%, 12-1-25	$3,500	$3,974,460
The Industrial Development Authorities of the City of Tucson, Arizona and the County of Pima, Joint Single Family Mortgage Revenue Bonds, Series 2006A-1,
5.35%, 1-1-38	2,000	2,146,360
The Industrial Development Authority of the City of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9-1-34	1,380	1,434,938
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12-15-34	1,115	1,174,731
		8,730,489
California - 2.26%
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	6,600	7,568,616
State of California Various Purpose General Obligation Bonds,
5.0%, 2-1-23	2,620	2,758,519
California Municipal Finance Authority, Education Revenue Bonds (American Heritage Education Foundation Project), Series 2006A,
5.25%, 6-1-36	1,000	1,036,770
		11,363,905
Colorado - 9.37%
City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E,
5.25%, 11-15-13	6,000	6,420,660
City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E,
5.25%, 11-15-14	4,000	4,273,920
Colorado Educational and Cultural Facilities Authority,
      Charter School Revenue Bonds, Collegiate Academy of
      Colorado Project, A Charter School Created by Jefferson
      County School District R-1, Jefferson County, State of
      Colorado, Series 2002,

7.5%, 12-15-31	3,000	3,314,580
Colorado Educational and Cultural Facilities Authority,
      Charter School Revenue Bonds, Collegiate Academy of
      Colorado Project, A Charter School Created by Jefferson
      County School District R-1, Jefferson County, State of
      Colorado, Series 2002,

7.375%, 12-15-21	1,000	1,101,400
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Stargate Charter School Project, Series 2002,
6.0%, 5-1-22	1,605	1,804,646
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Stargate Charter School Project, Series 2002,
6.125%, 5-1-33	1,000	1,131,370
Rampart Range Metropolitan District No. 1 (in the City of Lone Tree, Colorado), Revenue Bonds (Rampart Range Metropolitan District No. 2 Project), Series 2001,
7.75%, 12-1-26	4,300	4,718,648
Aspen Grove Business Improvement District in the City of Littleton, Colorado, Limited Tax General Obligation Bonds, Series 2001,
7.625%, 12-1-25	3,450	3,595,418
Pine Bluffs Metropolitan District (in the Town of Parker), vDouglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.25%, 12-1-24	3,325	3,421,192
Granby Ranch Metropolitan District (in the Town of Granby, Colorado), Limited Tax General Obligation Bonds, Series 2006,
6.75%, 12-1-36	3,000	3,084,780
Southlands Metropolitan District No. 1 (in the City of Aurora), Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2004,
7.125%, 12-1-34	2,000	2,200,900
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities Project), Series 2006A,
5.75%, 1-1-37	1,500	1,569,480
Sorrel Ranch Metropolitan District (in the City of Aurora), Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.75%, 12-1-36	1,445	1,479,998
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003,
6.05%, 12-1-33	1,245	1,304,959
Church Ranch Metropolitan District, City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.0%, 12-1-33	1,260	1,283,461
Copperleaf Metropolitan District No. 2, Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.95%, 12-1-36	1,250	1,274,275
Fallbrook Metropolitan District (in the City of Thornton, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.625%, 12-1-26	1,200	1,210,548
Piney Creek Village Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2005,
5.5%, 12-1-35	1,100	1,119,305
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.75%, 12-1-33	1,000	1,058,030
Adams 12 Five Star Schools, Adams County and City and County of Broomfield, Colorado, General Obligation Bonds, Series 2006B,
0.0%, 12-15-25	2,000	814,520
City of Black Hawk, Colorado, Device Tax Revenue Refunding Bonds, Series 2006A,
5.0%, 12-1-18	600	612,954
Cordillera Metropolitan District, General Obligation Bonds, Series 2000B,
6.2%, 12-1-20	280	299,074
		47,094,118
Connecticut - 1.57%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,250	5,252,783
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Lightand Power Company Project - 1993B Series),
5.95%, 9-1-28	2,500	2,623,375
		7,876,158
Delaware - 0.22%
Sussex County, Delaware, Adjustable Rate First Mortgage Revenue Bonds (Cadbury at Lewes Project), Series 2006B,
6.0%, 1-1-35	700	737,674
Sussex County, Delaware, Adjustable Rate First Mortgage Revenue Bonds (Cadbury at Lewes Project), Series 2006B,
5.9%, 1-1-26	375	393,157
		1,130,831
Florida - 1.86%
Capital Projects Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 6-1-32	5,000	6,022,100
St. Johns County Industrial Development Authority, Fixed Rate Health Care Revenue Bonds (Glenmoor Project), Series 2006A,
5.375%, 1-1-40	2,000	2,033,960
Lee County Industrial Development Authority (Florida), Healthcare Facilities Revenue Bonds, Series 2006 (Shell Point/Alliance Obligated Group), (Shell Point Village Project),
5.125%, 11-15-36	1,250	1,279,575
		9,335,635
Georgia - 1.38%
Brunswick and Glynn County Development Authority, First Mortgage Revenue Bonds (Coastal Community Retirement Corporation - Marsh's Edge Project) Series 2004A,
7.25%, 1-1-35	4,625	4,626,896
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A,
7.4%, 1-1-34	1,650	1,754,990
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A,
7.4%, 1-1-24	510	544,456
		6,926,342
Illinois - 3.41%
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	2,975	3,158,349
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	1,000	1,052,640
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2006E,
5.5%, 12-1-42	3,000	3,252,150
Southwestern Illinois Development Authority, Senior Care Facility Revenue Bonds, Series 2006 (Eden Retirement Center, Inc. Project),
5.85%, 12-1-36	2,675	2,732,512
Illinois Finance Authority, Revenue Bonds, Series2005A (The Landing at Plymouth Place Project),
6.0%, 5-15-25	1,500	1,593,675
Illinois Finance Authority, Revenue Bonds (Three Crowns Park Project), Revenue Bonds Series 2006A,
5.875%, 2-15-26	1,000	1,055,120
Illinois Health Facilities Authority Series 2003A-1 (Villa St. Benedict Project),
6.9%, 11-15-33	2,000	2,174,280
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	2,000	2,133,980
		17,152,706
Indiana - 0.43%
City of Whiting (Indiana), Redevelopment District Tax Increment Revenue Bonds, Series 2006 (Standard Avenue Project),
5.35%, 1-15-27	2,165	2,154,435

Iowa - 2.14%
City of Cedar Rapids, Iowa, First Mortgage Revenue Bonds, Series 1998-A (Cottage Grove Place Project),
5.875%, 7-1-28	5,000	4,153,100
City of Cedar Rapids, Iowa, First Mortgage Adjustable Revenue Bonds, Series 2004 (Cottage Grove Place Project),
6.5%, 7-1-33	2,655	2,563,110
Scott County, Iowa, Revenue Refunding Bonds (Ridgecrest Village), Series 2006,
5.25%, 11-15-21	2,650	2,753,218
City of Coralville, Iowa (Coralville Marriott Hotel and
      Convention Center), Certificates of Participation Evidencing
      Undivided Proportionate Interestsin Base Lease Payments
      Pursuant to a Lease Purchase Agreement, Series 2006D,

5.25%, 6-1-26	1,200	1,271,196
		10,740,624
Kansas - 10.72%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2006B-3 Bonds,
5.25%, 12-1-38	5,000	5,316,200
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2006B-1 Bonds,
5.3%, 12-1-38	5,000	5,310,450
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2006B-2 Bonds,
5.25%, 12-1-38	5,000	5,309,600
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2006A-4 Bonds,
5.4%, 12-1-37	4,950	5,255,266
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2006A-6 Bonds,
5.55%, 6-1-38	4,000	4,316,360
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program) Series 2006A-3,
5.3%, 12-1-28	2,970	3,124,589
City of Olathe, Kansas, Senior Living Facility Revenue Bonds (Catholic Care Campus, Inc.), Series 2006A,
6.0%, 11-15-38	4,750	5,043,740
City of Olathe, Kansas, Senior Living Facility Revenue Bonds (Aberdeen Village, Inc.), Series 2000A,
8.0%, 5-15-30	3,255	3,743,380
City of Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds (The Olathe Gateway TDD No. 1a Project), Series 2006,
5.0%, 12-1-28	2,000	1,984,120
City of Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds (The Olathe Gateway TDD No. 1a Project), Series 2006,
5.0%, 12-1-16	1,325	1,340,436
City of Olathe, Kansas, Special Obligation Tax Increment Revenue Bonds (The Olathe Gateway TIF Area1 Project), Series 2006,
5.0%, 3-1-16	330	333,604
University of Kansas Hospital Authority, Health Facilities Refunding and Improvement Revenue Bonds ( KU Health System), Series 2006,
5.0%, 9-1-36	5,000	5,213,700
City of Lawrence, Kansas, Hospital Revenue Bonds, Series 2006 (The Lawrence Memorial Hospital),
5.125%, 7-1-36	2,000	2,095,700
Wilson County, Kansas, Hospital Revenue Bonds, Series 2006,
6.2%, 9-1-26	1,800	1,957,572
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation,
0.0%, 1-15-28	4,235	1,609,300
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation,
0.0%, 1-15-20	120	45,600
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation,
0.0%, 1-15-06	75	29,250
City of Lawrence, Kansas, Hospital Revenue Bonds, Series 2006 (The Lawrence Memorial Hospital),
5.125%, 7-1-26	1,000	1,062,940
City of Junction City, Kansas, Certificates of Participation, Series 2006,
4.25%, 9-1-22	795	778,925
		53,870,732
Louisiana - 1.07%
Calcasieu Parish Public Trust Authority, Single Family Mortgage Revenue Bonds (Guaranteed Mortgage-Backed Securities Program), Series 2006B,
5.35%, 9-1-38	4,000	4,332,040
Louisiana Public Facilities Authority, Refunding Revenue Bonds (Pennington Medical Foundation Project), Series 2006,
5.0%, 7-1-21	1,000	1,055,680
		5,387,720

Maine - 1.09%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Piper Shores Issue, Series1999A,
7.55%, 1-1-29	5,000	5,365,350
Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Piper Shores Issue, Series1999A,
7.5%, 1-1-19	100	106,129
		5,471,479
Maryland - 0.27%
City of Gaithersburg (Maryland), Economic Development Refunding Revenue Bonds (Asbury Maryland Obligated Group), Series 2006A,
5.125%, 1-1-36	1,300	1,335,191

Massachusetts - 3.02%
Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Reeds Landing Project, Series 1993,
7.45%, 10-1-28	7,100	7,671,550
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds,
5.6%, 12-1-19	2,500	2,602,575
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds,
5.5%, 12-1-13	1,000	1,042,790
Massachusetts Development Finance Agency, First Mortgage Revenue Refunding Bonds, Reeds Landing Project, Series 2006,
5.75%, 10-1-31	4,000	3,871,520
		15,188,435
Michigan - 0.97%
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.75%, 9-1-17	2,820	2,825,273
Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds (Michigan Technical Academy Project), Series 2006,
6.375%, 2-1-26	1,000	1,023,080
Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds (Michigan Technical Academy Project), Series 2006,
6.5%, 2-1-36	1,000	1,017,750
		4,866,103
Minnesota - 0.73%
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.25%, 5-15-36	3,500	3,687,075

Mississippi - 0.41%
Mississippi Hospital Equipment and Facilities Authority, Hospital Refunding and Improvement Revenue Bonds (South Central Regional Medical Center), Series 2006,
5.25%, 12-1-21	1,350	1,439,060
Mississippi Hospital Equipment and Facilities Authority, Hospital Refunding and Improvement Revenue Bonds (South Central Regional Medical Center), Series 2006,
5.0%, 12-1-15	590	620,273
		2,059,333
Missouri - 15.53%
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Sewerage System Improvements Project, Series 2004C,
5.0%, 3-1-25	3,500	3,627,295
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A,
6.0%, 3-1-15	1,000	1,060,270
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A,
5.25%, 3-1-25	500	520,095
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Branson, Missouri (Branson Landing Project), Series 2004A,
5.5%, 12-1-24	2,000	2,124,720
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri - Branson Landing Project), Series 2005A,
6.0%, 6-1-20	1,000	1,159,610
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Branson, Missouri (Branson Landing Project), Series 2004A,
5.625%, 12-1-28	1,000	1,068,870
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B,
6.0%, 4-1-21	2,100	2,191,791
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Crackerneck Creek Project), Series 2006C,
5.0%, 3-1-28	1,100	1,143,362
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase IV, Series 2000B,
5.125%, 4-1-22	875	920,658
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Santa Fe Redevelopment Project, Series 2001,
5.25%, 4-1-23	2,500	2,627,625
City of Harrisonville, Missouri, Tax Increment Financing Improvement Revenue Notes (Harrisonville Towne Center Project), Series 2005,
5.0%, 7-1-07	6,860	6,879,414
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,500	2,578,425
The Industrial Development Authority of the City of Kansas City, Missouri: Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994,
6.5%, 1-1-35	1,500	1,580,100
The Industrial Development Authority of the City of Kansas City, Missouri: Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994,
6.25%, 1-1-24	1,000	1,042,720
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.0%, 3-1-19	2,610	2,765,243
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	1,000	1,059,560
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2006,
5.625%, 3-1-25	600	614,832
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.75%, 4-15-20	4,000	4,120,360
Crossings Community Improvement District, Revenue Bonds (Wildwood, Missouri), Series 2006,
5.0%, 3-1-26	3,650	3,760,632
The Industrial Development Authority of the City of Cameron, Missouri, Health Facilities Revenue Bonds (Cameron Community Hospital), Series 2000,
6.25%, 12-1-21	3,250	3,508,018
City of Jennings, Missouri, Tax Increment and Community Improvement Refunding Revenue Bonds, Series2006 (Northland Redevelopment Area Project),
5.0%, 11-1-23	1,500	1,499,895
City of Jennings, Missouri, Tax Increment and Community Improvement Refunding Revenue Bonds, Series2006 (Northland Redevelopment Area Project),
4.75%, 11-1-16	1,750	1,745,818
The Industrial Development Authority of St. Joseph, Missouri, Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.0%, 8-15-32	3,000	3,119,670
The Industrial Development Authority of St. Joseph, Missouri, Tax Increment Revenue Bonds, Series 2005B (The Shoppes at North Village Project),
5.5%, 11-1-27	100	103,821
The Industrial Development Authority of the City of Branson, Missouri, Tax Increment Revenue Bonds, Series 2006A (Branson Shoppes Redevelopment Project),
5.95%, 11-1-29	3,000	2,997,150
M150 and 135th Street Transportation Development District Transportation Sales Tax Revenue Bonds ( State Line Station Project-Kansas City, Missouri), Series 2004,
6.0%, 10-1-34	2,700	2,809,134
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005,
6.1%, 3-1-25	1,390	1,437,649
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005,
5.6%, 3-1-17	685	698,412
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005,
5.6%, 3-1-11	425	424,031
City of Chillicothe, Missouri, Tax Increment Revenue Bonds (South U.S. 65 Project), Series 2006,
5.625%, 4-1-27	1,500	1,539,525
City of Chillicothe, Missouri, Tax Increment Revenue Bonds (South U.S. 65 Project), Series 2006,
5.625%, 4-1-24	860	890,943
City of Ballwin, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.25%, 10-1-17	2,200	2,245,958
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.75%, 10-1-22	2,000	2,130,400
City of Riverside, Missouri, L-385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L-385 Levee Project), Series 2004,
5.25%, 5-1-20	2,000	2,059,640
City of Maplewood, Missouri, Tax Increment Refunding Revenue Bonds, Series 2005 (Maplewood South Redevelopment Area Project),
5.75%, 11-1-26	1,700	1,765,977
North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006,
5.0%, 1-1-26	1,545	1,559,755
The St. Charles Riverfront Transportation Development District, St. Charles, Missouri, Revenue Bonds (River Bluff Drive Improvement Project), Series 2005,
5.0%, 10-1-20	800	812,056
The St. Charles Riverfront Transportation Development District, St. Charles, Missouri, Revenue Bonds (River Bluff Drive Improvement Project), Series 2005,
5.25%, 4-1-25	400	400,048
The Industrial Development Authority of the City of St. Louis, Missouri, Tax Increment Refunding Revenue Bonds, Series 2006 (Southtown Redevelopment Project),
5.125%, 5-1-26	1,200	1,203,444
The Industrial Development Authority of the City of Hannibal, Missouri, Health Facilities Refunding Revenue Bonds (Hannibal Regional Hospital), Series2006,
5.0%, 3-1-22	1,000	1,044,770
The Industrial Development Authority of the city of Grandview, Missouri, Tax Increment Revenue Bonds, Series 2006 (Grandview Crossing Project 1),
5.75%, 12-1-28	1,000	1,044,560
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004,
5.75%, 9-1-24	750	763,620
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004,
5.875%, 9-1-26	250	255,705
The Strother Interchange Transportation Development District, Lee's Summit, Missouri, Revenue Bonds (District Road Improvement Project), Series 2006,
5.0%, 5-1-24	675	685,057
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	400	415,316
		78,005,954
Nevada - 0.72%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003,
5.8%, 8-1-15	1,995	2,057,683
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003,
6.375%, 8-1-23	1,500	1,547,820
		3,605,503
New Hampshire - 0.69%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A,
5.75%, 7-1-22	2,000	2,160,420
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A,
5.0%, 7-1-12	625	644,344
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.0%, 2-1-13	740	651,651
		3,456,415
New Jersey - 4.84%
New Jersey Economic Development Authority, Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non-AMT),
5.5%, 4-1-12	5,685	5,923,713
New Jersey Economic Development Authority, Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non-AMT),
6.375%, 4-1-18	2,385	2,782,794
New Jersey Economic Development Authority, Special Facility Revenue Bonds (Continental Airlines, Inc. Project), Series 1999,
6.25%, 9-15-19	5,615	5,817,140
New Jersey Economic Development Authority, Fixed Rate First Mortgage Revenue Bonds (Lions Gate Project), Series 2005A,
5.875%, 1-1-37	1,230	1,281,033
New Jersey Economic Development Authority, Fixed Rate First Mortgage Revenue Bonds (Lions Gate Project), Series 2005A,
5.75%, 1-1-25	710	740,452
New Jersey Economic Development Authority, Retirement Community Refunding Revenue Bonds (Seabrook Village, Inc. Facility), Series 2006,
5.25%, 11-15-36	1,000	1,018,510
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003,
6.75%, 6-1-39	5,000	5,718,650
Camden County Improvement Authority, Health Care Redevelopment Project Revenue Bonds, The Cooper Health System Obligated Group Issue, Series 1997,
6.0%, 2-15-27	1,000	1,022,490
		24,304,782
New York - 7.02%
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	4,820	5,176,776
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	2,945	3,114,573
Suffolk County Industrial Development Agency (New York), Continuing Care Retirement Community, Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.0%, 10-1-20	2,000	2,202,260
Suffolk County Industrial Development Agency (New York), Assisted Living Facility Revenue Bonds (Medford Hamlet Assisted Living Project), Series 2005,
6.375%, 1-1-39	2,000	2,029,180
Suffolk County Industrial Development Agency (New York), Continuing Care Retirement Community, First Mortgage Fixed Rate Revenue Bonds (Jefferson's Ferry Project - Series 1999A),
7.2%, 11-1-19	1,500	1,646,025
Suffolk County Industrial Development Agency, Continuing Care Retirement Community, Revenue Refunding Bonds, (Jefferson's Ferry Project - Series 2006),
5.0%, 11-1-28	1,200	1,228,944
Trust Inverse Certificates, beneficial ownership in Tobacco Settlement Financing Corporation (Stateof New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured),
5.24%, 6-1-10	7,500	8,697,450
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	3,500	3,742,270
Dormitory Authority of the State of New York, Nyack Hospital Revenue Bonds, Series 1996,
6.25%, 7-1-13	1,500	1,532,160
New York City Industrial Development Agency, Special Facility Revenue Bonds, Series 2005 (American Airlines, Inc. John F. Kennedy International Airport Project),
7.75%, 8-1-31	3,500	4,313,295
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project), Series 2001B,
7.125%, 7-1-31	1,455	1,567,835
		35,250,768
North Carolina - 2.14%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999 D,
6.7%, 1-1-19	2,500	2,719,600
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.5%, 1-1-14	2,000	2,171,240
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 A,
5.5%, 1-1-12	2,000	2,131,740
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Pennybyrn at Maryfield Project), Series 2005A Fixed Rate Bonds,
5.65%, 10-1-25	2,000	2,053,920
City of Durham, North Carolina, Multifamily Housing Revenue Bonds (Ivy Commons Project), Series 1997,
0.0%, 3-1-32	2,130	1,684,276
		10,760,776
Ohio - 0.92%
City of Toledo, Ohio, Multifamily Housing Mortgage Revenue Bonds, Series 1998-A (Hillcrest Apartments Project),
6.125%, 12-1-29	3,810	2,857,919
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	1,650	1,789,078
		4,646,997
Oklahoma - 2.22%
Oklahoma County Home Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2006 Series A (AMT),
5.4%, 10-1-38	5,000	5,323,450
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2006 Series B (AMT),
5.75%, 9-1-36	4,000	4,285,080
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005A,
6.125%, 11-15-25	1,500	1,545,855
		11,154,385
Oregon - 1.03%
Gilliam County, Oregon, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Waste Management Project), Series 2000A,
4.15%, 8-1-25	5,000	4,985,500
Myrtle Creek Building Authority, Gross Revenue Bonds, Series 1996A (Myrtle Creek Golf Course Project),
0.0%, 6-1-21	3,000	210,000
		5,195,500
Pennsylvania - 2.15%
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2000B,
9.25%, 11-15-22	5,000	5,945,200
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital),
7.3%, 7-1-12	3,370	3,403,228
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital),
7.35%, 7-1-22	1,400	1,430,842
		10,779,270
Rhode Island - 0.29%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series1999,
5.75%, 10-1-14	1,400	1,468,964

South Carolina - 3.82%
Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001 B (Tax-Exempt),
6.375%, 5-15-28	11,750	12,647,230
McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2006 (McCormick Health Care Center Project),
7.0%, 3-1-18	2,530	2,624,521
McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2006 (McCormick Health Care Center Project),
8.0%, 3-1-19	1,720	2,004,178
South Carolina Jobs-Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds (Hampton Regional Medical Center Project), Series2006,
5.25%, 11-1-36	1,950	1,918,098
		19,194,027
Tennessee - 3.44%
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee) Gas System Revenue Refunding Bonds, Series 2005,
6.9%, 5-1-29	3,750	3,932,962
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee) Gas System Revenue Refunding Bonds, Series 2005,
6.8%, 5-1-19	1,955	2,049,329
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee), Gas System Revenue Bonds, Series 1996,
7.0%, 3-1-16	1,400	1,432,760
Tennessee Housing Development Agency, Homeownership Program Bonds, 2006-2 (AMT),
5.75%, 1-1-37	4,000	4,293,000
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2002,
6.25%, 9-1-32	2,180	2,474,278
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.25%, 9-1-36	1,500	1,577,640
The Health, Educational and Housing Facility Board of the County of Shelby, Tennessee, Revenue Bonds (Trezevant Manor Project), Fixed Rate Revenue Bonds, Series 2006A,
5.75%, 9-1-37	1,500	1,543,530
		17,303,499
Texas - 5.80%
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannlock Farms, Inc. Project), Series 2006A, Fixed Rate Bonds,
5.25%, 2-15-15	700	718,557
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannloch Farms, Inc. Project), Series 2006A, Fixed Rate Bonds,
5.25%, 2-15-14	700	718,333
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannloch Farms, Inc. Project), Series 2006A, Fixed Rate Bonds,
5.25%, 2-15-13	600	614,448
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannloch Farms, Inc. Project), Series 2006A, Fixed Rate Bonds,
5.25%, 2-15-12	600	612,900
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannloch Farms, Inc. Project), Series 2006A, Fixed Rate Bonds,
5.5%, 2-15-27	1,500	1,546,260
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Legacy at Willow Bend Project), Series 2006A Fixed Rate Bonds,
5.75%, 11-1-36	1,500	1,545,255
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Legacy at Willow Bend Project), Series 2006A Fixed Rate Bonds,
5.25%, 11-1-12	1,000	1,018,340
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Legacy at Willow Bend Project), Series 2006A Fixed Rate Bonds,
5.25%, 11-1-11	500	508,155
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds, Series 2000A,
8.5%, 5-1-29	3,500	3,659,810
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds, Series 2000C,
6.15%, 5-1-29	2,550	2,575,883
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds,
7.5%, 11-15-29	4,000	4,480,040
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds,
7.25%, 11-15-19	1,000	1,113,280
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue and Refunding Bonds (Carillon Senior LifeCare Community Project), Series 2005A,
6.625%, 7-1-36	5,000	5,181,600
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.0%, 11-15-36	1,750	1,863,225
City of Houston Health Facilities, Development Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project) Series 2004A, Fixed Rate Bonds,
7.0%, 2-15-26	1,500	1,676,925
Travis County Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Querencia at Barton Creek Project), Series 2005A Fixed Rate Bonds,
5.65%, 11-15-35	1,250	1,302,975
		29,135,986
Virginia - 1.79%
Industrial Development Authority of King George County, Virginia, Variable Rate Demand Solid Waste Disposal Revenue Bonds (King George Landfill, Inc. Project), Series 2003A,
4.1%, 6-1-23	4,000	3,984,040
Norfolk Redevelopment and Housing Authority, Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.0%, 9-1-26	3,210	3,330,311
Norfolk Redevelopment and Housing Authority, First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A,
6.125%, 1-1-35	1,100	1,141,668
Norfolk Redevelopment and Housing Authority, First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A,
6.0%, 1-1-25	500	519,525
		8,975,544
Washington - 0.62%
Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A (AMT),
5.625%, 9-1-16	3,000	3,099,030

Wisconsin - 0.80%
Wisconsin Health and Educational Facilities Authority Revenue Bonds (Ascension Health Senior Credit Group), Series 2006A,
5.0%, 11-15-36	2,000	2,095,080
City of Superior, Wisconsin, Water Supply Facilities Revenue Refunding Bonds (Superior Water, Lightand Power Company Project), Series 1996,
6.125%, 11-1-21	1,910	1,911,432
		4,006,512
Wyoming - 0.09%
Cheyenne Regional Airport Board, First Mortgage Bonds, Tax-Exempt Revenue Refunding Bonds, Series 2005B (AMT),
5.0%, 6-15-16	460	470,805

TOTAL MUNICIPAL BONDS - 96.57%		$485,186,028

(Cost: $467,404,762)

SHORT-TERM SECURITIES

Commercial Paper
Finance Companies - 1.49%
Caterpillar Financial Services Corp.,
5.25%, 1-3-07	7,478	7,475,819

Utilities -- Electric - 0.59%
Detroit Edison Co.,
5.42%, 1-4-07	3,000	2,998,645

Total Commercial Paper - 2.08%		10,474,464

Municipal Obligations
Arizona - 0.02%
The Industrial Development Authority of the County of Maricopa, Variable Rate Demand Multifamily Housing Revenue Bonds (Gran Victoria Housing LLC Project), Series 2000A (Fannie Mae),
3.92%, 1-4-07	100	100,000

Colorado - 0.93%
      Exempla General Improvement District, City of Lafayette,
            Colorado, Special Improvement District No.02-01,
            Special Assessment Revenue Refunding and Improvement
Bonds, Series 2002 (Wells Fargo Bank, N. A.),
3.92%, 1-4-07	3,870	3,870,000
Colorado Educational and Cultural Facilities Authority, Variable Rate Demand Public Radio Revenue Bonds (Community Wireless of Park City, Inc. Project), Series 2003 (U.S. Bank, National Association),
3.95%, 1-3-07	790	790,000
		4,660,000
Missouri - 0.30%
Health and Educational Facilities Authority of the State of Missouri, Variable Rate Demand Educational Facilities Revenue Bonds (Rockhurst University), Series 2002,
4.0%, 1-3-07	1,500	1,500,000

Texas - 0.10%
Bexar County Housing Finance Corporation, Multifamily Housing Revenue Bonds (Mitchell Village Apartments Project), Series 2000A-1 (Fannie Mae),
3.92%, 1-3-07	500	500,000

Total Municipal Obligations - 1.35%		6,760,000

TOTAL SHORT-TERM SECURITIES - 3.43%		$17,234,464

(Cost: $17,234,464)

TOTAL INVESTMENT SECURITIES - 100.00%		$502,420,492

(Cost: $484,639,226)

Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of this security amounted to 0.40% of total investments.

(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 2006.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 1, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: March 1, 2007